Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 1,798	SFr 2,046
Net deferred tax assets	4,624	SFr 4,767
Bank
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	1,782		SFr 2,200
Net deferred tax assets	4,859		SFr 5,305
Net deferred tax assets change	SFr (446)